Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001720592
Registrant Name	REPAY HOLDINGS CORPORATION
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES